Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 130,811	$ 135,186	$ 135,186
WNS global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,846		3,815
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill	4,557		5,581
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	46,087		48,901
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,382		3,632
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	4,315		4,633	$ 4,130
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Goodwill	29,542		29,542
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 39,082		$ 39,082